Vanguard® Mid-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.9%)
	Fastenal Co.	3,940,742	215,322
[1]	Albemarle Corp.	809,390	137,629
	FMC Corp.	430,297	28,817
			381,768
Consumer Discretionary (13.1%)
*	Copart Inc.	5,927,641	255,422
*	Trade Desk Inc. Class A	3,077,374	240,497
*	Aptiv plc	1,950,767	192,326
*	Chipotle Mexican Grill Inc. Class A	95,144	174,288
*	Take-Two Interactive Software Inc.	1,171,408	164,454
*	AutoZone Inc.	62,615	159,041
	Tractor Supply Co.	750,504	152,390
*	Royal Caribbean Cruises Ltd.	1,501,897	138,385
*	Ulta Beauty Inc.	339,561	135,638
	Hilton Worldwide Holdings Inc.	901,896	135,447
*	NVR Inc.	21,389	127,549
*	Expedia Group Inc.	950,753	97,994
*	ROBLOX Corp. Class A	3,322,368	96,216
*	Live Nation Entertainment Inc.	1,111,209	92,275
	LKQ Corp.	1,845,476	91,369
	Rollins Inc.	2,006,846	74,916
	Domino's Pizza Inc.	188,060	71,235
*	Burlington Stores Inc.	447,242	60,512
	Las Vegas Sands Corp.	1,186,169	54,374
	Pool Corp.	127,911	45,549
*	Caesars Entertainment Inc.	705,550	32,702
*	Etsy Inc.	424,362	27,405
	Warner Music Group Corp. Class A	811,319	25,475
*	Chewy Inc. Class A	640,833	11,702
			2,657,161
Consumer Staples (2.0%)
	Church & Dwight Co. Inc.	1,697,115	155,507
	Brown-Forman Corp. Class B	2,139,091	123,404
	McCormick & Co. Inc. (Non-Voting)	865,906	65,497
	Lamb Weston Holdings Inc.	502,254	46,439
	Brown-Forman Corp. Class A	350,124	20,342
			411,189
Energy (7.8%)
	Hess Corp.	1,906,157	291,642
	Cheniere Energy Inc.	1,576,708	261,670

		Shares	Market Value ($000)
	Devon Energy Corp.	4,419,195	210,796
	Diamondback Energy Inc.	1,233,396	191,028
	Coterra Energy Inc.	4,947,490	133,830
*	First Solar Inc.	700,018	113,116
	Halliburton Co.	2,788,946	112,952
*	Enphase Energy Inc.	893,473	107,351
	EQT Corp.	1,418,084	57,546
	Marathon Oil Corp.	2,088,513	55,868
	Texas Pacific Land Corp.	21,188	38,637
			1,574,436
Financials (6.7%)
	MSCI Inc. Class A	518,232	265,895
	Apollo Global Management Inc.	2,737,068	245,679
	Broadridge Financial Solutions Inc.	814,708	145,874
	LPL Financial Holdings Inc.	526,254	125,064
	Ares Management Corp. Class A	1,125,803	115,811
	FactSet Research Systems Inc.	263,113	115,049
*	Coinbase Global Inc. Class A	1,048,099	78,691
*	Markel Group Inc.	43,449	63,978
	Tradeweb Markets Inc. Class A	790,688	63,413
	Interactive Brokers Group Inc. Class A	700,861	60,667
	Brown & Brown Inc.	782,375	54,641
	MarketAxess Holdings Inc.	129,974	27,768
			1,362,530
Health Care (13.1%)
*	Dexcom Inc.	2,675,323	249,608
*	IQVIA Holdings Inc.	1,199,925	236,085
*	Seagen Inc.	970,977	205,993
*	Veeva Systems Inc. Class A	1,005,136	204,495
	West Pharmaceutical Services Inc.	509,452	191,152
*	Horizon Therapeutics plc	1,579,481	182,730
*	Align Technology Inc.	501,490	153,115
*	Alnylam Pharmaceuticals Inc.	862,185	152,693
	ResMed Inc.	1,014,426	150,003
*	Illumina Inc.	1,091,862	149,891
*	Molina Healthcare Inc.	402,126	131,853
*	IDEXX Laboratories Inc.	286,293	125,187
*	BioMarin Pharmaceutical Inc.	1,297,925	114,840
	Cooper Cos. Inc.	341,482	108,595
*	Insulet Corp.	481,575	76,806
*	Incyte Corp.	1,313,748	75,895
	STERIS plc	340,662	74,748
*	Bio-Rad Laboratories Inc. Class A	140,706	50,436
*	Charles River Laboratories International Inc.	176,869	34,663
			2,668,788
Industrials (19.2%)
*	TransDigm Group Inc.	361,594	304,871
	Cintas Corp.	596,496	286,921
	Old Dominion Freight Line Inc.	678,307	277,523
	Verisk Analytics Inc. Class A	1,000,315	236,314
	AMETEK Inc.	1,591,315	235,133
	WW Grainger Inc.	310,387	214,738
	Quanta Services Inc.	1,001,496	187,350
	Vulcan Materials Co.	916,442	185,140
	Martin Marietta Materials Inc.	426,290	174,983
*	Mettler-Toledo International Inc.	150,810	167,108
	Equifax Inc.	846,456	155,054

		Shares	Market Value ($000)
	Xylem Inc.	1,661,091	151,209
*	Teledyne Technologies Inc.	324,691	132,662
*	FleetCor Technologies Inc.	484,605	123,739
	Rockwell Automation Inc.	396,117	113,238
*	Waters Corp.	407,660	111,784
	JB Hunt Transport Services Inc.	570,257	107,505
	TransUnion	1,333,280	95,716
*	Trimble Inc.	1,712,753	92,249
	Ingersoll Rand Inc.	1,394,663	88,868
*	BILL Holdings Inc.	696,296	75,597
*	Fair Isaac Corp.	81,443	70,736
	HEICO Corp. Class A	517,973	66,932
	Howmet Aerospace Inc.	1,350,367	62,454
	Ball Corp.	1,086,366	54,079
	HEICO Corp.	283,064	45,837
*	Zebra Technologies Corp. Class A	177,111	41,892
	Jack Henry & Associates Inc.	251,602	38,027
*,1	Symbotic Inc. Class A	83,762	2,800
			3,900,459
Real Estate (6.9%)
	Welltower Inc.	3,577,895	293,101
	Realty Income Corp.	4,888,813	244,147
*	CoStar Group Inc.	2,816,488	216,560
	Extra Space Storage Inc.	1,457,265	177,174
	SBA Communications Corp. Class A	747,556	149,638
	Invitation Homes Inc.	4,220,911	133,761
	Sun Communities Inc.	858,170	101,556
*	Zillow Group Inc. Class C	1,055,036	48,700
	Camden Property Trust	368,328	34,837
*	Zillow Group Inc. Class A	273,301	12,241
			1,411,715
Technology (23.6%)
	Amphenol Corp. Class A	4,113,967	345,532
	Microchip Technology Inc.	3,754,501	293,039
*	ON Semiconductor Corp.	2,976,439	276,660
*	Palantir Technologies Inc. Class A	13,414,774	214,636
*	Atlassian Corp. Class A	1,057,347	213,066
*	ANSYS Inc.	598,650	178,128
*	Gartner Inc.	516,512	177,479
*	Splunk Inc.	1,156,712	169,169
*	Datadog Inc. Class A	1,856,530	169,111
*	HubSpot Inc.	327,735	161,409
	Marvell Technology Inc.	2,965,891	160,544
*	DoorDash Inc. Class A	2,018,635	160,421
*	MongoDB Inc. Class A	462,490	159,957
	Monolithic Power Systems Inc.	313,066	144,636
*	Fortinet Inc.	2,302,184	135,092
*	VeriSign Inc.	604,662	122,462
*	Cloudflare Inc. Class A	1,917,157	120,858
*	Tyler Technologies Inc.	290,243	112,074
*	Akamai Technologies Inc.	1,046,440	111,488
*	Zoom Video Communications Inc. Class A	1,578,594	110,407
*	Pinterest Inc. Class A	4,013,489	108,485
	Skyworks Solutions Inc.	1,099,383	108,388
	Teradyne Inc.	1,062,283	106,717
*	EPAM Systems Inc.	399,783	102,220
*	Zscaler Inc.	603,770	93,941

			Shares	Market Value ($000)
		Paycom Software Inc.	354,509	91,914
*		Okta Inc. Class A	1,069,524	87,177
		Bentley Systems Inc. Class B	1,563,542	78,427
*		GoDaddy Inc. Class A	1,012,592	75,418
*		Match Group Inc.	1,918,055	75,140
*		Twilio Inc. Class A	1,186,707	69,458
*		Snap Inc. Class A	7,079,320	63,077
*		DocuSign Inc. Class A	1,395,652	58,617
*		Unity Software Inc.	1,851,160	58,108
		Seagate Technology Holdings plc	679,677	44,825
*		Toast Inc. Class A	1,346,432	25,219
*		ZoomInfo Technologies Inc. Class A	1,246,160	20,437
				4,803,736
Telecommunications (3.6%)
		Motorola Solutions Inc.	1,152,008	313,623
*		Arista Networks Inc.	1,601,480	294,560
*		Liberty Broadband Corp. Class C	825,171	75,354
*		Roku Inc. Class A	428,078	30,218
*		Liberty Broadband Corp. Class A	113,308	10,301
				724,056
Utilities (1.8%)
		Waste Connections Inc.	1,777,001	238,651
		Constellation Energy Corp.	1,109,085	120,979
				359,630
Total Common Stocks (Cost $16,046,190)				20,255,468
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $52,383)	5.391%	523,935	52,388
Total Investments (100.0%) (Cost $16,098,573)				20,307,856
Other Assets and Liabilities—Net (0.0%)				6,944
Net Assets (100%)				20,314,800
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,171,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,244,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	87	18,816	(633)
E-mini S&P Mid-Cap 400 Index	December 2023	65	16,383	(424)
				(1,057)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Domino's Pizza Inc.	8/30/24	BANA	10,512	(5.328)	—	(285)
Domino's Pizza Inc.	8/30/24	BANA	10,459	(5.327)	—	(227)
					—	(512)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,255,468	—	—	20,255,468
Temporary Cash Investments	52,388	—	—	52,388
Total	20,307,856	—	—	20,307,856

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,057	—	—	1,057
Swap Contracts	—	512	—	512
Total	1,057	512	—	1,569
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.